Report for the Calendar Year or Quarter Ended:	September 30, 2004
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		October 12, 2004

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$233,544

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
305
7200
7200
7200
D
ALABAMA NATIONAL BANCORP
COM
010317105
266
4450
4450
4450
D
AMERICAN INTERNATIONAL GP
COM
026874107
9252
136073
136073
136073
D
ANHEUSER-BUSCH COS
COM
035229103
7408
148300
148300
148300
D
AUTOMATIC DATA PROCESSING
COM
053015103
6814
164900
164900
164900
D
AVERY DENNISON
COM
053611109
4782
72690
72690
72690
D
BARD (CR) INC.
COM
067383109
6392
112865
112865
112865
D
BELLSOUTH CORP
COM
079860102
264
9737
9737
9737
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
241
10175
10175
10175
D
CAPITAL SOUTHWEST CORP
COM
140501107
418
5500
5500
5500
D
CISCO SYSTEMS
COM
17275R102
3620
199992
199992
199992
D
CITIGROUP, INC.
COM
172967101
9333
211543
211543
211543
D
COMPASS BANCSHARES
COM
20449H109
7112
162305
162305
162305
D
CONOCOPHILLIPS
COM
20825C104
9899
119485
119485
119485
D
DENTSPLY INTERNATIONAL
COM
249030107
6607
127195
127195
127195
D
EXPEDITORS INTERNATIONAL
COM
302130109
7274
140700
140700
140700
D
EXXON MOBIL CORP
COM
30231G102
11932
246878
246878
246878
D
FED NAT'L MRTGE ASSN
COM
313586109
555
8750
8750
8750
D
GENERAL DYNAMICS CORP
COM
369550108
7256
71066
71066
71066
D
GENERAL ELECTRIC
COM
369604103
7961
237065
237065
237065
D
HARBOR FLORIDA BANCSHARES
COM
411901101
205
6600
6600
6600
D
HARLEY DAVIDSON
COM
412822108
6695
112635
112635
112635
D
HORMEL
COM
440452100
6302
235335
235335
235335
D
JOHNSON & JOHNSON
COM
478160104
8444
149906
149906
149906
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
MCGRAW HILL CO'S
COM
580645109
7585
95180
95180
95180
D
MEDTRONIC INC
COM
585055106
8490
163590
163590
163590
D
MERCK & CO.
COM
589331107
341
10323
10323
10323
D
METROPOLITAN LIFE INS. CO
COM
59156R108
9727
251675
251675
251675
D
MICROSOFT
COM
594918104
8530
308490
308490
308490
D
MONTEREY PASTA
COM
612570101
30
10000
10000
10000
D
NESS ENERGY INTERNATIONAL
COM
64104P105
4
20000
20000
20000
D
PEPSICO
COM
713448108
7224
148495
148495
148495
D
PFIZER INC
COM
717081103
7402
241901
241901
241901
D
PITNEY-BOWES
COM
724479100
6488
147115
147115
147115
D
PROCTER & GAMBLE
COM
742718109
4393
81170
81170
81170
D
REGIS CORPORATION
COM
758932107
6018
149630
149630
149630
D
ROYAL DUTCH PETROL.
COM
780257804
374
7250
7250
7250
D
SABINE ROYALTY TRUST
COM
785688102
201
5000
5000
5000
D
SCHERING PLOUGH CORP
COM
806605101
246
12915
12915
12915
D
SONOCO PRODUCTS CO.
COM
835495102
4599
173950
173950
173950
D
STATE STREET CORP
COM
857477103
8054
188585
188585
188585
D
SUNGARD DATA SYSTEMS
COM
867363103
5188
218265
218265
218265
D
VANGUARD STAR FD #56
COM
921909107
660
37350
37350
37350
D
VIACOM CL B
COM
925524308
6542
194933
194933
194933
D
WAL-MART
COM
931142103
6743
126744
126744
126744
D
WILMINGTON TRUST
COM
971807102
5368
148255
148255
148255
S
REPORT SUMMARY
47
RECORDS
233544
0
OTHER MANAGERS